Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Details of Other Assets and Liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2021 and 2022:

	2021	2022

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	2,339,902	3,049,874
Other	393,410	557,842
Collateral pledged:
Collateral pledged for derivative transactions	1,088,847	1,549,483
Margins provided for futures contracts	297,496	466,531
Other	939,557	1,006,849
Prepaid pension cost	999,962	762,147
Right-of-use assets	611,533	570,171
Security deposits	104,915	91,766
Loans held for sale	29,834	156,639
Other	651,572	775,940

Total	7,457,028	8,987,242

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	2,576,887	1,406,965
Other	403,501	494,538
Guaranteed trust principal (Note)	814,509	810,776
Lease liabilities	636,541	593,339
Collateral accepted:
Collateral accepted for derivative transactions	763,642	1,075,591
Margins accepted for futures contracts	555,760	327,883
Unearned income	120,521	113,181
Other	1,337,397	1,437,949

Total	7,208,758	6,260,222

Note:
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.